Schedule of Long-Term Investment (Details)	6 Months Ended
Sep. 30, 2023 USD ($)
Schedule of Equity Method Investments [Line Items]
Balance as of March 31, 2023	$ 14,296,824
Investments made
Share gain (loss) from equity investments	931,959
Impairment	6,472
Foreign currency translation adjustments	(621,197)
Balance as of September 30, 2023	14,614,058
Medical Star [Member]
Schedule of Equity Method Investments [Line Items]
Balance as of March 31, 2023
Investments made
Share gain (loss) from equity investments	(6,526)
Impairment	6,472
Foreign currency translation adjustments	54
Balance as of September 30, 2023
Fujian Pingtan Ocean Fishery Group Co. Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Balance as of March 31, 2023	14,296,824
Investments made
Share gain (loss) from equity investments	938,485
Impairment
Foreign currency translation adjustments	(621,251)
Balance as of September 30, 2023	$ 14,614,058